Inventories	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 6 - Inventories

Note 6 – Inventories

As at December 31
2019	2018
$ millions	$ millions

Finished products	800	772
Work in progress	326	258
Raw materials	176	216
Spare parts	127	143
Total inventories	1,429	1,389
Of which:
Non-current inventories. mainly raw materials (presented in non-current assets)	117	99
Current inventories	1,312	1,290